OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2018
OPERATING LEASES [Abstract]
Schedule of Future Minimum Revenue from Operating Leases

2019	194.4
2020	155.3
2021	111.9
2022	112.0
2023	104.2